First time adoption of IFRS	12 Months Ended
Dec. 31, 2018
First time adoption of IFRS [Abstract]
Disclosure of first-time adoption [text block]
21	First time adoption of IFRS

These are the Company’s first consolidated financial statements prepared in accordance with IFRS.

Reconciliation of statements of financial position

The US GAAP statements of financial position have been reconciled to IFRS as follows:

	US GAAP January 1, 2017	Effects of transition to IFRS	IFRS January 1, 2017	US GAAP December 31, 2017	Effects of transition to IFRS	IFRS December 31, 2017
Assets
Current assets
Cash and cash equivalents	$13,391	$-	$13,391	$7,068	$-	$7,068
Receivables and prepaid expenses	310	-	310	382	-	382
	13,701	-	13,701	7,450	-	7,450
Non-current assets
Property and equipment	43	-	43	112	-	112
Mineral property interests	38,875	-	38,875	532	-	532
Long-term investments	146	-	146	151	-	151
Reclamation deposits and other	515	-	515	12	-	12
	39,579	-	39,579	807	-	807
Total assets	$53,280	$-	$53,280	$8,257	$-	$8,257
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$455	$-	$455	$247	$-	$247
	455	-	455	247	-	247
Non-current liabilities
Loan payable to Oyu Tolgoi LLC	7,334	-	7,334	7,841	-	7,841
Deferred revenue	22,987	-	22,987	24,658	-	24,658
Deferred income tax	3,015	-	3,015	-	-	-
	33,336	-	33,336	32,499	-	32,499
Total liabilities	33,791	-	33,791	32,746	-	32,746
Shareholders’ equity (deficiency)
Share capital	178,740	-	178,740	139,689	32,619	172,308
Reserves	20,863	-	20,863	22,175	-	22,175
Share capital received in advance	559	-	559	-	-	-
Accumulated other comprehensive income (loss)	(7,061)	7,061	-	5,230	(6,914)	(1,684)
Deficit	(173,612)	(7,061)	(180,673)	(191,583)	(25,705)	(217,288)
Total shareholders’ equity (deficiency)	19,489	-	19,489	(24,489)	-	(24,489)
Total liabilities and shareholders’ equity (deficiency)	$53,280	$-	$53,280	$8,257	$-	$8,257

Reconciliation of statements of comprehensive loss

The US GAAP statements of comprehensive loss have been reconciled to IFRS as follows:

	US GAAP December 31, 2017	Effects of transition to IFRS	IFRS December 31, 2017
Operating expenses
Exploration	$332	$-	$332
General and administrative	1,656	-	1,656
Share-based compensation	678	-	678
Restructuring costs	211	(211)	-
Depreciation	20		20
Other	192	-	192
Operating loss	3,089	(211)	2,878
Foreign exchange gain	(380)	-	(380)
Interest income	(116)	-	(116)
Interest expense	287	-	287
Loss on the Arrangement	-	33,627	33,627
Loss from equity investee	215	-	215
Loss before income taxes	3,095	33,416	36,511
Income tax recovery	(72)	-	(72)
Net loss from continuing operations	3,023	33,416	36,439
Discontinued operations
Net loss from discontinued operations	176	-	176
Net loss for the year	3,199	33,416	36,615
Other comprehensive (income) loss		-
Foreign currency translation	2,481	(797)	1,684
Total net loss and comprehensive loss	$5,680	$32,619	$38,299
Net Loss per common share
Basic and fully diluted – continuing operations	$(0.02)	$(0.19)	$(0.21)
Basic and fully diluted – discontinued operations	(0.00)	-	(0.00)
Weight average number of common shares outstanding	172,259	-	172,259

There were no changes to the net cash used in / from operating, financing or investing activities.

The accounting policies set out in Note 4 have been consistently applied in preparing the consolidated financial statements for the year ended December 31, 2017, and in the preparation of an opening IFRS statement of financial position at January 1, 2017 (the “Transition Date”).

In preparing its opening IFRS statement of financial position, Entrée has adjusted amounts reported previously in financial statements prepared in accordance with US GAAP (its previous GAAP). Explanations of how the transition from its previous GAAP to IFRS has affected the Company’s statements of financial position and statements of comprehensive loss are set out in the following reconciliations and notes that accompany them.

Pursuant to IFRS 1, First-time Adoption of International Financial Reporting Standards (“IFRS 1”), Entrée has applied IFRS on a retrospective basis, subject to relevant mandatory exceptions and voluntary exemptions to retrospective application of IFRS.

Notes to the reconciliations

a)	Estimates

IFRS 1 provides that the estimates in accordance with IFRS at the date of transition shall be consistent with estimates made in accordance with previous GAAP (after adjustment to reflect differences in accounting policies), unless there is objective evidence those estimates were in error. There were no adjustments made to previous GAAP estimates.

b)	Exemption for share-based payment transactions

An IFRS 1 exemption allows the Company to not apply IFRS 2, Share-based Payment, to equity instruments granted after November 7, 2002 that vested before the date of transition to IFRS. The Company has elected to apply the exemption and, as a result, has not recalculated the impact on any share-based payments that have vested at the Transition Date.

c)	Exemption for business combinations

IFRS 1 provides the option to apply IFRS 3, Business Combinations (“IFRS 3”), prospectively from the Transition Date or from a specific date prior to the Transition Date. This provides relief from full retrospective application that would require restatement of all business combinations prior to the Transition Date. The Company elected to apply IFRS 3 prospectively to business combinations occurring after its Transition Date. As a result, business combinations occurring prior to the Transition Date have not been restated.

d)	Foreign exchange

Retrospective application of IFRS would require recalculation of cumulative currency translation differences in accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, from the date a subsidiary or associate was formed or acquired. Alternatively, IFRS 1 permits cumulative translation gains and losses to be reset to zero at the initial adoption date. The Company has elected to reset all cumulative translation gains and losses to zero in opening deficit at January 1, 2017.

e)	Adjustments on transition to IFRS

Under US GAAP, the Arrangement to spin out the Company’s US Subsidiaries to Mason Resources was accounted for at the carrying amount, without gain or loss. In addition, the assets and liabilities that were transferred to Mason Resources were classified as assets/liabilities held for spin-off.

Under IFRS, IFRIC 17 – Distributions of Non-Cash Assets to Owners was used to account for this transaction. In accordance with this guidance, a dividend based on the fair value of the distribution, determined using the trading price of the Mason Common Shares following the date of spinoff, was recorded. The difference between the fair value of the dividend and the carrying value of the net assets was recognized as a loss in the consolidated statement of comprehensive loss for the year ended December 31, 2017. Restructuring costs totaling $0.2 million was recorded in profit or loss under US GAAP. Under IFRS, these costs were offset against equity as they are directly attributable to the equity transaction. The assets and liabilities transferred to Mason Resources were not classified as assets/liabilities held for spin-off in accordance to IFRS 5, Non-current Assets Held For Sale and Discontinued Operations.